S-K 1603(a)(9) Restrictions on Selling Securities	Jun. 29, 2026
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Up to 675,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth herein.
Private Units [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Locked up until the closing of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Pursuant to the private unit purchase agreement between us and the sponsor, the securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.
Others [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of the initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The transfer restrictions are pursuant to the letter agreement entered into by and among the sponsor and our directors and officers can be waived with the prior written consent of ARC Group Securities LLC.Our sponsor, officers and directors are also subject to separate lock-up period on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.